Taxation - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxation
Investments and other	$ 13	$ 58
Capital losses	323	257
Non-capital losses	38	38
Total unrecognized deferred income tax assets	$ 374	$ 353